BORROWINGS - Non-Recourse Borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Current	$ 1,315	$ 0
Non-current	3,158	3,556
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Total	$ 4,473	$ 3,556